UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sands Capital Management, LLC
Address: 1101 Wilson Blvd.
         Suite 2300
         Arlington, VA  22209

13F File Number:  28-05734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert C. Hancock
Title:     Chief Operating Officer & Chief Compliance Officer
Phone:     703-562-4000

Signature, Place, and Date of Signing:

     Robert C. Hancock     Arlington, VA     FEBRUARY 13, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-01190                      Russell Investment Co.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     $ 8233252 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABRAXIS BIOSCIENCE INC NEW	COM		00383Y102    73462  1114414 SH	     SOLE		    750393	0     364021
ALCON INC 			COM		H01301102     1953    21900 SH	     SOLE		 	 0	0      21900
ALLERGAN INC			COM		018490102   511275 12680439 SH	     SOLE		   8277898	0    4402541
ALNYLAM PHARMACEUTICALS INC	COM		02043Q107     2837   114700 SH	     SOLE			 0	0     114700
AMAZON COM INC 			COM		023135106   567739 11071359 SH	     SOLE		   7478728	0    3592631
AMERICA MOVIL SAB DE CV  	SPON ADR L SHS	02364W105   251926  8129275 SH	     SOLE		   5505147	0    2624128
APPLE INC 	  		COM		037833100   514283  6025572 SH	     SOLE		   4092694	0    1932878
BIOMARIN PHARMACEUTICAL INC	COM		09061G101     4795   269400 SH	     SOLE		         0	0     269400
BROADCOM CORP 			CL A		111320107   242748 14304562 SH	     SOLE		   9657022	0    4647540
CELGENE CORP 			COM		151020104     4904    88720 SH	     SOLE		  	 0	0      88720
CISCO SYS INC			COM		17275R102     1498    91900 SH	     SOLE		     85400	0	6500
CME GROUP INC			CL A		12572Q105   223286  1072925 SH	     SOLE		    728119	0     344806
E M C CORP MASS 		COM		268648102   239464 22871425 SH	     SOLE		  15569495	0    7301930
FMC TECHNOLOGIES INC		COM		30249U101   205697  8631843 SH	     SOLE		   5886429	0    2745414
GENOMIC HEALTH INC  		COM		37244C101     3139   161121 SH	     SOLE		         0	0     161121
GENZYME CORP			COM		372917104   550812  8299112 SH	     SOLE		   5547449	0    2751663
GILEAD SCIENCES INC		COM		375558103     2593    50700 SH	     SOLE			 0	0      50700
GOOGLE INC			CL A		38259P508   575275  1869901 SH	     SOLE		   1262974	0     606927
GTX INC DEL			COM		40052B108     1748   103800 SH	     SOLE			 0	0     103800
HANSEN MEDICAL INC		COM		411307101     2602   360326 SH	     SOLE			 0	0     360326
INTERCONTINENTALEXCHANGE INC	COM		45865V100   505251  6128711 SH	     SOLE		   4128207	0    2000504
INTUITIVE SURGICAL INC		COM		46120E602   316394  2491491 SH	     SOLE		   1658732	0     832759
IRON MTN INC			COM		462846106   148539  6006411 SH	     SOLE		   4084137	0    1922274
ISHARES TR			RUSSELL1000GRW	464287614    19440   524547 SH	     SOLE		    381722	0     142825
LAS VEGAS SANDS CORP 		COM		517834107   224128 37795577 SH	     SOLE		  25347279	0   12448298
MEDAREX INC 			COM		583916101     1280   229400 SH	     SOLE			 0	0     229400
MICROSOFT CORP 			COM		594918104      251    12900 SH	     SOLE		     12900	0	   0
MINDRAY MEDICAL INTL LTD	SPON ADR	602675100   136302  7572347 SH	     SOLE		   4887197	0    2685150
MONSANTO COMPANY		COM		61166W101   223467  3176500 SH	     SOLE		   2126754	0    1049746
MOODYS CORP			COM		615369105   139659  6951665 SH	     SOLE		   4856450	0    2095215
NASDAQ 100 TRUST SER I		UNIT TR SER 1	73935A104      419    14100 SH	     SOLE		     12100	0	2000
NATIONAL OILWELL VARCO INC	COM		637071101   443915 18163469 SH	     SOLE		  12240082	0    5923387
NUVASIVE INC 			COM		670704105     9546   275500 SH	     SOLE			 0	0     275500
QUALCOMM INC			COM		747525103   242290  6762210 SH	     SOLE		   4683822	0    2078388
REGENERON PHARMACEUTICALS 	COM		75886F107     1994   108600 SH	     SOLE			 0	0     108600
SALESFORCE COM INC 		COM		79466L302   252286  7881486 SH	     SOLE		   5236803	0    2644683
SCHLUMBERGER LTD		COM		806857108   377504  8918127 SH	     SOLE		   6036465	0    2881662
SEQUENOM INC			COM NEW		817337405     3141   158300 SH	     SOLE			 0	0     158300
ST JUDE MEDICAL INC		COM		790849103     2386    72400 SH	     SOLE			 0	0      72400
STARBUCKS CORP			COM		855244109   282944 29909486 SH	     SOLE		  20490216	0    9419270
STRYKER CORP			COM		863667101   207330  5189745 SH	     SOLE		   3448030	0    1741715
ULT RUSSELL 1000 GROWTH P SHS	RUSSELL1000GRW  74347R537     1248    55225 SH	     SOLE		     55225	0	   0
VARIAN MED SYS INC 		COM		92220P105   267099  7622695 SH	     SOLE		   5091239	0    2531456
VERTEX PHARMACEUTICALS INC 	COM		92532F100     2813    92600 SH	     SOLE			 0	0      92600
VISA INC 			COM		92826C839   441590  8419255 SH	     SOLE		   5658377	0    2760878